11. Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments Tables
Balances and changes in joint ventures
	Movements in investments
	União Vopak	RPR	ConectCar	Total
Balance on 12/31/2014	4,960	24,076	25,472	54,508
Capital increase	-	-	37,080	37,080
Advance for Future Capital Increase	-	-	4,000	4,000
Valuation adjustments	-	1,535	-	1,535
Share of profit (loss) of joint ventures	699	8,248	(23,234)	(14,287)
Dividends	(1,114)	(2,345)	-	(3,459)
Balance on 12/31/2015	4,545	31,514	43,318	79,377
Capital increase	-	-	47,281	47,281
Valuation adjustments	-	(2,935)	-	(2,935)
Dividends and interest on equity (gross)	-	(12,915)	-	(12,915)
Share of profit (loss) of joint ventures	(27)	29,745	(24,384)	5,334
Balance on 12/31/2016	4,518	45,409	66,215	116,142
Capital increase	-	-	16,000	16,000
Valuation adjustments	-	4,079	-	4,079
Dividends and interest on equity (gross)	-	(30,959)	-	(30,959)
Share of profit (loss) of joint ventures	1,578	36,210	(20,989)	16,799

Balance on 12/31/2017	6,096	54,739	61,226	122,061

Balance sheet and income statements of joint ventures

	2017
	União Vopak	RPR	ConectCar
Current assets	7,110	389,022	90,242
Non-current assets	6,627	128,417	132,785
Current liabilities	1,210	297,762	100,564
Non-current liabilities	336	54,821	12
Shareholders’ equity	12,191	164,856	122,451
Net revenue from sales and services	15,260	5,067,950	33,935
Costs, operating expenses and income	(10,852)	(4,876,389)	(100,444)
Net financial income and income and social contribution taxes	(1,252)	(82,498)	24,530
Net income (loss)	3,156	109,063	(41,979)

Number of shares or units held	29,995	5,078,888	169,860,500
% of capital held	50	33	50

	2016
	União Vopak	RPR	ConectCar
Current assets	4,228	286,916	93,634
Non-current assets	6,383	116,931	116,243
Current liabilities	700	198,619	77,448
Non-current liabilities	876	68,467	-
Shareholders’ equity	9,035	136,761	132,429
Net revenue from sales and services	12,030	1,490,516	30,058
Costs, operating expenses and income	(12,430)	(1,361,551)	(105,800)
Net financial income and income and social contribution taxes	346	(39,379)	26,974
Net income (loss)	(54)	89,586	(48,768)

Number of shares or units held	29,995	5,078,888	145,860,500
% of capital held	50	33	50

	2015
	União Vopak	RPR	ConectCar
Current assets	3,360	234,094	59,599
Non-current assets	7,300	114,123	85,195
Current liabilities	1,570	176,134	62,158
Non-current liabilities	-	77,172	-
Shareholders’ equity	9,090	94,911	82,636
Costs, operating expenses and income	(10,198)	(926,392)	(89,431)
Net financial income and income and social contribution taxes	(430)	(20,768)	24,553
Net income (loss)	1,398	27,647	(46,468)

Number of shares or units held	29,995	5,078,888	94,579,500
% of capital held	50	33	50

Balances and changes in associates
	Movements in investments
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.	Total

Balance on 12/31/2014	6,212	3,090	3,676	165	-	13,143
Capital increase	-	10,368(1)	-	-	-	10,368
Dividends	(1,924)	(3,453)	-	-	-	(5,377)
Share of profit (loss) of associates	1,455	1,995	8	(55)	-	3,403
Balance on 12/31/2015	5,743	12,000	3,684	110	-	21,537
Dividends	(948)	-	-	-	-	(948)
Share of profit (loss) of associates	1,206	981	(6)	(39)	-	2,142
Balance on 12/31/2016	6,001	12,981	3,678	71	-	22,731
Dividends	(865)	-	-	-	(399)	(1,264)
Share of profit (loss) of associates	1,212	1,477	(60)	269	976	3,874

Balance on 12/31/2017	6,348	14,458	3,618	340	577	25,341

Balance sheets and income statements of associates

	2017
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.

Current assets	11,218	45,061	67	175	505
Non-current assets	16,464	74,612	10,278	1,695	2,821
Current liabilities	1,960	12,338	-	422	93
Non-current liabilities	332	7,920	3,110	427	1,500
Shareholders’ equity	25,390	99,424	7,235	1,021	1,733
Net revenue from sales and services	10,522	52,709	-	-	-
Costs, operating expenses and income	(5,649)	(40,769)	(90)	673	628
Net financial income and income and social contribution taxes	-	(2,144)	(31)	179	15
Net income (loss)	4,873	9,796	(121)	852	643

Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33

	2016
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.

Current assets	7,524	28,358	220	169	1,178
Non-current assets	17,570	70,034	10,246	1,682	2,821
Current liabilities	759	7,125	1	21	53
Non-current liabilities	332	5,226	3,109	1,616	1,667
Shareholders’ equity	24,003	86,041	7,356	214	2,279
Net revenue from sales and services	9,955	52,751	-	-	-
Costs, operating expenses and income	(5,194)	(39,539)	(60)	(189)	574
Net financial income and income and social contribution taxes	63	(6,837)	49	(19)	68
Net income (loss)	4,824	6,375	(11)	(208)	642

Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33

	2015
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.

Current assets	5,175	13,390	73	759	691
Non-current assets	18,773	79,203	10,403	1,681	2,830
Current liabilities	644	8,682	-	403	101
Non-current liabilities	332	4,371	3,109	1,708	1,777
Shareholders’ equity	22,972	79,540	7,367	329	1,643
Net revenue from sales and services	10,628	42,799	-	-	-
Costs, operating expenses and income	(4,703)	(14,050)	(34)	(172)	1,792
Net financial income and income and social contribution taxes	(7)	(9,973)	49	8	14
Net income (loss)	5,918	18,776	15	(164)	1,806

Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33